Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Sep. 24, 2012
INVESCO EQUITY AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek the highest possible income consistent with safety of principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term growth of capital is an important secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Total Annual Fund Operating Expenses” for Class R6 shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

            Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of its total assets in real estate investment trusts (REITs).

            The Fund may utilize derivative instruments, specifically forward currency contracts, futures contracts and options. The Fund will utilize forward currency contracts to mitigate the risk of foreign currency exposure. A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

            The Fund will invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund will invest in options to seek alpha or to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

            Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The securities of small- and medium-sized companies are subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

            Income Risk. The ability of the Fund’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Fund may drop as well.

            Call Risk. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

            Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because the Fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities.

            Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than investments in securities of issuers in developed countries.

            Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may less diversified, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

            Value Investing. The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

            Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

            Forward Currency Contracts. The use of forward contracts involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

            Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

		Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the Van Kampen Equity and Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

            The returns for Class R5 shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s (and predecessor fund’s) Class A shares, which are not offered in this prospectus. The predecessor fund was advised by Van Kampen Asset Management. Class R5 and Class R6 shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the Van Kampen Equity and Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class R5 shares year-to-date (ended June 30, 2012): (6.87)% Best Quarter (ended December 31, 2011): 8.82% Worst Quarter (ended September 30, 2011): (12.69)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
INVESCO EQUITY AND INCOME FUND | Class R5 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1]
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493
2011	rr_AnnualReturn2011	(0.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class R5 shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.69%)
1 Year	rr_AverageAnnualReturnYear01	(0.78%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.40%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
INVESCO EQUITY AND INCOME FUND | Class R6 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
1 Year	rr_AverageAnnualReturnYear01	(1.23%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.27%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2012
INVESCO EQUITY AND INCOME FUND | Return After Taxes on Distributions | Class R5 shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.77%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
INVESCO EQUITY AND INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R5 shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.13%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
INVESCO EQUITY AND INCOME FUND | Russell 1000 Value Index: (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
INVESCO EQUITY AND INCOME FUND | Barclays Capital U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.85%

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 shares are based on estimated amounts for the current fiscal year.
[2]	Class R5 and Class R6 shares' performance shown prior to the inception date is that of the Fund's and the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is August 3, 1960.